10. Related-party balances and transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 05, 2017	Mar. 18, 2015	Mar. 17, 2015	Nov. 17, 2008
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ 192,906	R$ 174,148
Undisputed reimbursement							R$ 915,251
Reimbursement receivable related to the reservoirs							R$ 696,283
Government Agreement receivable					R$ 1,012,310
Government Agreement inflation adjustment					R$ 316,027
Preferred shares issued for installments, value						R$ 87,174
Government Agreement receivable, adjusted				R$ 609,109
Receivables in current assets	68,888	62,520
Receivables in non-current assets	647,107	652,057
Disputed amounts receivable	1,195,217	1,107,104
Pension benefit obligations	3,046,255	2,606,107
Other liabilities, current	16,653	16,055
Other liabilities, non-current	87,231	90,518
Balance related to the first amendment with EMAE	17,246
Expenses related to personnel assigned by SABESP to other state government entities	4,881	8,903	R$ 9,853
Expenses related to personnel by other entities to SABESP	139	116	0
Non-operating assets	3,613	969
Net actuarial liability	314,677	363,902
Compensation to Officers	5,344	4,077	3,813
Bonus program	1,348	538	556
Total loan agreement related party	R$ 34,992	32,857
Connect to the Network Program expenditure concentration	20.00%
Connect to the Network Program	R$ 117,272	100,928
Connect to the Network Program receivable from related parties	0	0
Connect to the Network Program intangible assets	65,099	49,919
Connect to the Network Program reimbursement	R$ 52,174	51,009
State Government
Disclosure of transactions between related parties [line items]
Connect to the Network Program expenditure concentration	80.00%
Allowance for losses
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ (39,417)	R$ (33,820)	R$ (35,114)